Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jul. 10, 2015
Document Effective Date	Jul. 11, 2015
Prospectus Date	Jul. 11, 2015